Other Income And Other Expenses - Additional Information (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Remeasurement Income on recoverable Cash Advances due to delay on Time to Market Assumptions			€ 1.4	€ 0.9
Amendment fees on license agreement			1.1
Asset Acquisition Consideration Transferred	€ 60.0
Cellistic [Member]
Disclosure of fair value measurement of assets [line items]
Asset Acquisition Consideration Transferred		€ 6.0
Proceeds from sales of property, plant and equipment, classified as investing activities		0.6
Goodwill		0.2
Dartmouth College [Member]
Disclosure of fair value measurement of assets [line items]
Clinical Development MileStone Payments to Darmouth				€ 0.1
AMT Autologous CART Program [member]
Disclosure of fair value measurement of assets [line items]
Research and Development Tax Credit			0.7
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised,Other			0.3
Regional Government [Member] | Eight Zero Six Six Contract Number [member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised,Other			1.1
RCA's [member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised during Period as a Component of Financial Asset		1.6	2.7
Additional Grant Income Recognised during Period as a Component of Financial Liability		0.5	€ 1.6
Grant Income Recoverable Cash Advances Received		€ 1.1